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Writer’s Direct Dial: 414-277-5817
E-Mail: matthew.vogel@quarles.com

December 7, 2020
VIA EDGAR
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE Washington, D.C. 20549

Re: Wisconsin Capital Funds, Inc. (the “Registrant”)
1933 Act Reg. No. 333-141917; 1940 Act File No. 811-22045
Post-Effective Amendment No. 26 to Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant named above, we enclose for filing, pursuant to Rule 485(a) of the Securities Act of 1933 (the “Securities Act”), Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A (the “Amendment”). The Amendment is being filed to provide disclosure of and information relating to a new class of shares to be offered through the Prospectus for each of the Plumb Balanced Fund and the Plumb Equity Fund and to make such other non-material changes as the Registrant deemed appropriate. The new class of shares, Class A Shares, will be offered in addition to each fund’s existing classes of Institutional Shares and Investor Shares.

We respectfully request selective review of the Amendment as contemplated by the Securities and Exchange Commission (“SEC”) Staff’s IM Guidance Update No. 2016-06, Mutual Fund Fee Structures (December 15, 2016). In connection with the request for selective review of the Amendment, the Registrant notes that the disclosure in the Amendment is the same in all material respects as the disclosure in the Fund’s currently effective Prospectus and Statement of Additional Information (“SAI”), except that the Amendment includes additional disclosure relating to each fund’s newly established class of Class A Shares, including the imposition of sales charges and deferred sales charges on certain purchases and sales of such Class A Shares. The funds’ currently effective Prospectus and SAI were last filed with the SEC in Post-Effective Amendment No. 24 to the Registration Statement on August 1, 2020, pursuant to Rule 485(b) under the Securities Act (Accession No. 0000894189-20-005812). The Fund’s Prospectus and SAI were last reviewed by the Staff in Post-Effective Amendment No. 23 to the Registration Statement, which was filed with the SEC on May 29, 2020, pursuant to Rule 485(a) under the Securities Act (Accession No. 0000894189-20-004200) in connection with the establishment of the class of Institutional Shares for each fund.

Please note that we intend to file another post-effective amendment prior to effectiveness to include certain exhibits and other required information, including completing various bracketed text throughout the filing. If necessary, that filing also will incorporate changes in the Registrant’s disclosures responsive to comments provided by the Staff on this filing.

As legal counsel to the Registrant, we assisted in the preparation this Amendment. Please direct any comments or questions regarding this filing to the undersigned at 414-277-5817.

Very truly yours,

Quarles & Brady LLP
/s/ Matthew C. Vogel
Matthew C. Vogel

Enclosure

cc (w/enc): Working Group